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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Small Cap Value
        Schedule of Investments  2/28/05 (unaudited)

 Shares                                                                  Value
        COMMON STOCKS - 93.4 %
        Energy - 9.1 %
        Integrated Oil & Gas - 0.4 %
 63,100 Lone Star Tech *                                             $  2,859,061

        Oil & Gas Drilling - 2.8 %
 31,000 Atwood Oceanics, Inc. *                                      $  2,131,250
637,500 Key Energy Services, Inc. *                                     8,810,250
300,700 Todco *                                                         7,574,633
                                                                     $ 18,516,133
        Oil & Gas Equipment & Services - 2.4 %
295,000 Gulfmark Offshore, Inc. *                                    $  8,026,950
212,500 Maverick Tube Corp. *                                           7,556,500
                                                                     $ 15,583,450
        Oil & Gas Exploration & Production - 3.1 %
 60,600 Forest Oil Corp. *                                           $  2,424,000
234,400 Parallel Petroleum Corp. *                                      1,690,024
122,300 Penn Virginia Corp.                                             5,973,132
112,100 Swift Energy Co. *                                              3,047,999
161,300 Unit Corp. *                                                    7,384,314
                                                                     $ 20,519,469
        Oil & Gas Refining Marketing & Transportation - 0.4 %
 88,600 World Fuel Services Corp.                                    $  2,538,390
        Total Energy                                                 $ 60,016,503

        Materials - 7.2 %
        Construction Materials - 0.2 %
 17,325 Florida Rock Industries, Inc.                                $  1,111,745

        Diversified Metals & Mining - 1.6 %
 59,900 Alpha Natural Resources, Inc. *                              $  1,557,400
212,700 Massey Energy Co. (b)                                           9,269,466
                                                                     $ 10,826,866
        Gold - 0.9 %
152,700 Glamis Gold, Ltd. *                                          $  2,656,980
503,900 Iamgold Corp.                                                   3,623,041
                                                                     $  6,280,021
        Metal & Glass Containers - 0.7 %
106,450 Jarden Corp. *                                               $  4,631,640

        Paper Products - 1.5 %
336,100 Domtar, Inc.                                                 $  3,058,510
261,917 Flowserve Corp. *                                               6,545,306
                                                                     $  9,603,816
        Precious Metals & Minerals - 0.2 %
583,500 Cambior, Inc. *  (b)                                         $  1,487,925

        Specialty Chemicals - 0.3 %
 80,600 Great Lakes Chemical Corp.                                   $  2,152,020

        Steel - 1.8 %
 74,500 Carpenter Technology                                         $  5,037,690
723,600 Graftech International, Ltd. * (b)                              6,686,064
                                                                     $ 11,723,754
        Total Materials                                              $ 47,817,787

        Capital Goods - 7.9 %
        Aerospace & Defense - 0.7 %
 25,500 Precision Castparts Corp. *                                  $  1,919,130
100,900 Intrado, Inc. *                                                 1,263,268
 24,700 United Defense Industries, Inc.                                 1,351,584
                                                                     $  4,533,982
        Construction, Farm Machinery & Heavy Trucks - 1.2 %
448,100 Wabtec Corp.                                                 $  8,249,521

        Construction & Engineering - 1.3 %
 60,100 Astec Industries, Inc. *                                     $  1,114,855
104,900 Granite Construction, Inc.                                      2,791,389
217,300 Insituform Technologies, Inc. *                                 3,446,378
 45,900 URS Corp. *                                                     1,323,756
                                                                     $  8,676,378
        Electrical Component & Equipment - 0.4 %
487,500 Power-One, Inc. *                                            $  2,837,250

        Industrial Conglomerates - 1.2 %
430,600 Cornell Co., Inc. *                                          $  6,140,356
161,900 NN, Inc.                                                        1,745,282
                                                                     $  7,885,638
        Industrial Machinery - 2.0 %
183,150 Joy Global, Inc.                                             $  6,730,763
 65,000 Kaydon Corp.                                                    2,041,000
 39,100 Nacco Industries, Inc.                                          4,347,920
                                                                     $ 13,119,683
        Trading Companies & Distributors - 1.1 %
245,100 Applied Industrial Technologies, Inc.                        $  6,941,232
        Total Capital Goods                                          $ 52,243,684

        Commercial Services & Supplies - 5.2 %
        Data Processing Services - 0.3 %
207,900 Gartner Group, Inc. * (b)                                    $  2,002,077

        Diversified Commercial Services - 3.7 %
111,900 Chemed Corp.                                                 $  7,989,660
381,500 Central Parking Corp.                                           5,287,590
297,300 PRG - Shultz International, Inc. *                              1,376,499
666,000 Rent-Way, Inc. * (b)                                            5,201,460
167,900 Watson Wyatt & Co. Holdings                                     4,593,744
                                                                     $ 24,448,953
        Employment Services - 1.2 %
932,200 On Assignment, Inc. *                                        $  5,537,268
117,300 Korn/Ferry International *                                      2,249,814
                                                                     $  7,787,082
        Total Commercial Services & Supplies                         $ 34,238,112

        Transportation - 3.5 %
        Air Freight & Couriers - 0.2 %
 63,500 Pacer International, Inc. *                                  $  1,616,075

        Marine - 0.6 %
 53,000 Arlington Tankers, Ltd.                                      $  1,303,800
117,300 Dryships, Inc. *                                                2,621,655
                                                                     $  3,925,455
        Railroads - 1.0 %
271,000 Genesee & Wyoming, Inc. *                                    $  6,531,100

        Trucking - 1.7 %
 21,200 Arkansas Best Corp.                                          $    916,264
347,500 Central Freight Lines, Inc. *                                   2,175,350
 82,500 Dollar Thrifty Automotive GP *                                  2,543,475
 58,145 Forward Air Corp. *                                             2,574,661
 50,200 Landstar System, Inc *                                          1,761,016
 61,000 Universal Truckload Services, Inc. * (b)                        1,376,770
                                                                     $ 11,347,536
        Total Transportation                                         $ 23,420,166

        Automobiles & Components - 0.5 %
        Auto Parts & Equipment - 0.5 %
215,100 Federal Signal Corp.                                         $  3,385,674
        Total Automobiles & Components                               $  3,385,674

        Consumer Durables & Apparel - 1.1 %
        Apparel, Accessories & Luxury Goods - 0.8 %
393,400 Charming Shoppes, Inc. *                                     $  3,033,114
 88,800 Kellwood Co.                                                    2,545,896
                                                                     $  5,579,010
        Homebuilding - 0.3 %
169,800 Champion Enterprises, Inc. *                                 $  1,757,430
        Total Consumer Durables & Apparel                            $  7,336,440

        Hotels Restaurants & Leisure - 1.3 %
        Casinos & Gaming - 0.5 %
150,300 Alliance Gaming Corp. *                                      $  1,668,330
 28,500 Ameristar Casinos, Inc.                                         1,395,930
                                                                     $  3,064,260
        Hotels, Resorts & Cruise Lines - 0.1 %
242,225 Jameson Inns, Inc. *                                         $    440,850

        Restaurants - 0.7 %
199,200 O'Charley's, Inc. *                                          $  4,207,104
 19,000 Jack In The Box, Inc. *                                           682,100
                                                                     $  4,889,204
        Total Hotels Restaurants & Leisure                           $  8,394,314

        Media - 0.4 %
        Advertising - 0.2 %
136,500 EMAK Worldwide, Inc. *                                       $  1,351,350

        Movies & Entertain - 0.0 %
 16,300 Dolby Laboratories, Inc. *                                   $    376,204

        Publishing - 0.2 %
152,200 Advanced Marketing Services, Inc.                            $  1,129,324
        Total Media                                                  $  2,856,878

        Retailing - 6.2 %
        Apparel Retail - 0.7 %
109,900 Stage Stores, Inc. *                                         $  4,237,744

        Catalog Retail - 1.8 %
676,900 Insight Enterprises, Inc. *                                  $ 12,048,820

        Computer & Electronics Retail - 0.3 %
367,800 Tweeter Home Entertainment Group, Inc. *                     $  2,129,562

        Home Improvement Retail - 0.3 %
 47,400 Building Materials Holding Corp.                             $  2,187,036

        Specialty Stores - 3.1 %
147,000 Claire's Stores, Inc.                                        $  3,382,470
 59,700 Foot Locker, Inc.                                               1,629,810
104,400 Guitar Center, Inc. *                                           6,324,552
485,700 Hancock Fabrics, Inc.                                           4,177,020
132,000 School Specialty, Inc. * (b)                                    4,976,400
                                                                     $ 20,490,252
        Total Retailing                                              $ 41,093,414

        Food & Drug Retailing - 1.5 %
        Food Distributors - 0.6 %
250,000 B & G Foods, Inc.                                            $  3,725,000

        Food Retail - 0.9 %
197,900 Fresh Del Monte Produce, Inc. (b)                            $  5,905,336
        Total Food & Drug Retailing                                  $  9,630,336

        Food, Beverage & Tobacco - 0.3 %
        Packaged Foods & Meats - 0.2 %
 47,800 Sensient Technologies Corp.                                  $  1,043,952

        Tobacco - 0.1 %
 16,300 Universal Corp.                                              $    818,260
        Total Food, Beverage & Tobacco                               $  1,862,212

        Household & Personal Products - 1.5 %
        Household Products - 1.1 %
317,000 Nu Skin Enterprises, Inc.                                    $  7,078,610

        Personal Products - 0.4 %
100,000 NBTY, Inc. *                                                 $  2,529,000
        Total Household & Personal Products                          $  9,607,610

        Health Care Equipment & Services - 8.0 %
        Health Care Distributors - 2.2 %
189,800 Amerigroup Corp. *                                           $  7,565,428
303,500 Cross Country Healthcares, Inc. *  (b)                          4,640,515
 72,200 Chattem, Inc. *                                                 2,642,520
                                                                     $ 14,848,463
        Health Care Equipment - 0.4 %
 62,100 Analogic Corp.                                               $  2,666,574

        Health Care Facilities - 1.5 %
261,300 American Retirement Corp. *                                  $  3,370,770
 82,700 Hanger Orthopedic Group, Inc. *                                   502,816
 69,500 Sunrise Senior Living, Inc. * (b)                               3,294,300
 57,700 Triad Hospitals, Inc. *                                         2,519,759
                                                                     $  9,687,645
        Health Care Services - 2.2 %
152,150 Pediatrix Medical Group, Inc. *                              $ 10,426,840
170,000 Providence Service Corp. *                                      3,949,100
                                                                     $ 14,375,940
        Managed Health Care - 1.7 %
174,200 PacifiCare Health Systems *                                  $ 11,060,982
        Total Health Care Equipment & Services                       $ 52,639,604

        Pharmaceuticals & Biotechnology - 0.6 %
        Biotechnology - 0.6 %
366,600 Kendle International, Inc. *                                 $  4,285,554
        Total Pharmaceuticals & Biotechnology                        $  4,285,554

        Banks - 9.6 %
        Diversified Banks - 3.7 %
 89,700 Banner Corp.                                                 $  2,650,635
316,300 BankAtlantic Bancorp, Inc.                                      5,696,563
 24,100 Community Bancorp *                                               652,628
229,100 Provident Financial Services, Inc. (b)                          4,082,562
421,400 Texas Capital Bancshares, Inc. *                                9,987,180
 50,000 Trustmark Corp.                                                 1,376,000
                                                                     $ 24,445,568
        Regional Banks - 4.8 %
140,500 Alliance Bankshares Corp. *                                  $  2,437,675
569,100 Cardinal Financial Corp. *                                      5,827,584
 45,700 Central Pacific Financial Corp.                                 1,636,060
 80,600 City National Corp.                                             5,517,070
 37,300 Greater Bay Bancorp                                               944,809
 60,858 Hanmi Financial Corp.                                           1,076,578
 40,000 Irwin Financial Corp.                                             908,800
   15   Provident Bankshares Corp.                                            501
725,800 Sterling Bancshares, Inc.                                      10,589,422
 63,250 Whitney Holding Corp.                                           2,801,975
                                                                     $ 31,740,474
        Thrifts & Mortgage Finance - 1.1 %
112,800 BankUnited Financial Corp. *                                 $  3,192,240
196,900 First Niagara Financial Group, Inc.                             2,695,561
 25,740 PFF Bancorp, Inc. *                                             1,083,654
                                                                     $  6,971,455
        Total Banks                                                  $ 63,157,497

        Diversified Financials - 7.6 %
        Consumer Finance - 1.9 %
 72,200 AmeriCredit Corp. *                                          $  1,701,032
152,600 Advanta Corp.                                                   3,361,778
159,300 Advanta Corp. (Class B)                                         3,858,246
 70,700 Cash America International, Inc.                                2,051,007
279,000 Rewards Network, Inc. * (b)                                     1,489,860
                                                                     $ 12,461,923
        Investment Banking & Brokerage - 3.1 %
130,500 A.G. Edwards, Inc.                                           $  5,625,855
581,522 Apollo Investment Corp.                                         9,566,037
 6,150  OptionsXpress Holdings, Inc. *                                    106,088
106,100 Piper Jaffray Co. *                                             4,196,255
 64,200 SWS Group, Inc.                                                 1,159,452
                                                                     $ 20,653,687
        Other Diversified Financial Services - 1.2 %
 24,900 iShares Russell 2000 Value Exchange Traded Fund (b)          $  4,713,570
304,300 Nasdaq Stock Market, Inc. *                                     3,207,322
                                                                     $  7,920,892
        Specialized Finance - 1.4 %
262,100 Assured Guaranty, Ltd.                                       $  4,964,174
124,800 Financial Federal Corp. (b)                                     4,253,184
                                                                     $  9,217,358
        Total Diversified Financials                                 $ 50,253,860

        Insurance - 4.4 %
        Insurance Brokers - 0.2 %
 40,000 Platinum Underwriter Holdings, Ltd.                          $  1,240,000

        Life & Health Insurance - 0.2 %
 15,400 Stancorp Financial Group, Inc.                               $  1,341,186

        Property & Casualty Insurance - 3.5 %
 85,600 American Safety Insurance Group, Ltd. *                      $  1,306,256
163,400 IPC Holdings, Ltd.                                              6,846,460
 84,900 National Interstate Corp. *                                     1,519,710
 61,100 Ohio Casualty Corp. *                                           1,474,343
584,200 Quanta Capital Holdings (144A) *                                5,403,850
 95,700 RLI Corp.                                                       4,143,810
 52,300 Selective Insurance Group, Inc. (b)                             2,406,323
                                                                     $ 23,100,752
        Reinsurance - 0.5 %
144,500 Odyssey Re Holdings Corp. (b)                                $  3,650,070
        Total Insurance                                              $ 29,332,008

        Real Estate - 6.1 %
        Real Estate Managment & Development - 0.7 %
 80,300 Corrections Corp. of America *                               $  3,022,492
 54,200 Levitt Corp.                                                    1,621,664
                                                                     $  4,644,156
        Real Estate Investments Trusts - 5.4 %
 18,100 Alexandria Real Estate Equities, Inc.                        $  1,212,338
236,759 BioMed Property Trust, Inc.                                     5,199,228
 18,700 Camden Property Trust                                             867,680
221,100 Capital Trust, Inc.                                             7,145,952
 40,100 Entertainment Properties Trust                                  1,644,100
496,400 Feldman Mall Properties, Inc. *                                 6,353,920
 36,200 First Potomac Realty Trust                                        808,346
357,055 Provident Senior Living *                                       5,712,880
208,800 Saxon Capital, Inc.                                             3,750,048
 89,200 Universal Health Realty, Inc.                                   2,681,352
                                                                     $ 35,375,844
        Total Real Estate                                            $ 40,020,000

        Software & Services - 3.5 %
        Application Software - 0.8 %
283,550 SPSS, Inc. *                                                 $  5,500,870

        Data Processing & Outsourced Services - 0.7 %
 91,000 Hypercom Corp. *                                             $    427,700
335,100 Pegusus Systems, Inc. *  (b)                                    3,994,392
                                                                     $  4,422,092
        Internet Software & Services - 0.9 %
158,300 Internet Security Systems, Inc. *                            $  3,178,664
254,150 PEC Solutions, Inc. *                                           2,927,808
                                                                     $  6,106,472
        Systems Software - 1.1 %
552,100 Borland Software Corp. *                                     $  4,610,035
146,100 Sybase, Inc. *                                                  2,752,524
                                                                     $  7,362,559
        Total Software & Services                                    $ 23,391,993

        Technology Hardware & Equipment - 3.2 %
        Communications Equipment - 1.7 %
131,300 Black Box Corp.                                              $  5,114,135
982,700 Remec, Inc. *                                                   6,161,529
                                                                     $ 11,275,664
        Computer Storage & Peripherals - 0.4 %
 92,100 Electronics For Imaging, Inc. *                              $  1,526,097
 35,300 Imation Corp.                                                   1,213,967
                                                                     $  2,740,064
        Electronic Equipment & Instruments - 0.3 %
 5,000  Landauer, Inc.                                               $    240,550
236,600 Planar Systems Inc. *                                           1,906,996
                                                                     $  2,147,546
        Electronic Manufacture Services - 0.2 %
 39,000 Benchmark Electronics, Inc. *                                $  1,268,280

        Technology Distributors - 0.6 %
 35,000 Anixter International, Inc. *                                $  1,313,900
 64,000 Tech Data Corp. *                                               2,623,360
                                                                     $  3,937,260
        Total Technology Hardware & Equipment                        $ 21,368,814

        Semiconductors - 0.7 %
        Semiconductor Equip - 0.3 %
 74,600 Advanced Energy Industries, Inc. *                           $    694,526
 59,000 Brooks Automation, Inc. *                                       1,068,490
                                                                     $  1,763,016
        Semiconductors - 0.4 %
194,500 HI/FN, Inc. * (b)                                            $  1,608,515
192,800 Lattice Semiconductor Corp. *                                   1,017,984
                                                                     $  2,626,499
        Total Semiconductors                                         $  4,389,515

        Telecommunication Services - 0.6 %
        Wireless Telecom Services - 0.6 %
539,000 Boston Communications Group, Inc. *                          $  4,064,060
        Total Telecommunication Services                             $  4,064,060

        Utilities - 3.4 %
        Electric Utilities - 0.2 %
 32,900 Idacorp, Inc.                                                $    951,139

        Gas Utilities - 2.5 %
116,000 AGL Resources, Inc.                                          $  4,015,920
135,100 People's Energy Corp.                                           5,779,578
111,600 Southwestern Energy Co. *                                       6,807,600
                                                                     $ 16,603,098
        Multi-Utilities & Unregulated Power - 0.5 %
 48,700 Energen Corp.                                                $  3,141,150

        Utilities - 0.2 %
 33,600 UGI Corp.                                                    $  1,503,600
        Total Utilities                                              $ 22,198,987
        TOTAL COMMON STOCKS
        (Cost   $453,786,328)                                        $617,005,022

        TEMPORARY CASH INVESTMENTS - 7.1 %
        Repurchase Agreement - 7.1 %
47,100,0UBS Warburg, Inc., 2.50%, dated 2/28/05, with repurchase price of $47,100,000 plus accrued interest, collateralized by $33,104,000 U.S. Treasury Bill, 2.9%,
        8/25/05 and $14,714,000 U.S. Treasury Bill, 2.9%, 8/25/05    $ 47,100,000
        Total Repurchase Agreement                                   $ 47,100,000
        TOTAL TEMPORARY CASH INVESTMENTS                             $ 47,100,000
        (Cost   $47,100,000)

        TOTAL INVESTMENT IN SECURITIES - 100.5%                      $664,105,022
        (Cost   $500,886,328)
        OTHER ASSETS AND LIABILITIES - (0.5)%                        $(3,379,707)

        TOTAL NET ASSETS - 100.0%                                    $660,725,315

        Non-income producing security

        Security is exempt from registration under Rule 144A of the Securities Act of
        1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At February 28, 2005, the value of these securities amounted to $5,403,850 or 0.8% of net assets.

        At 02/28/05, the net unrealized gain on investments based on cost for federal income tax purposes of $501,648,396 was as follows:

        Aggregate gross unrealized gain for all investments in which $175,422,555 of value over tax cost

        Aggregate gross unrealized loss for all investments in which $(12,965,929) of tax cost over value

          Net unrealized gain                                        $162,456,626

        At February 28, 2005, the following securities were out on loan:

 Shares                           Security                            Market Value
283,700 Cambior, Inc.                                                     723,435
188,268 Cross Country Healthcares, Inc.                                 2,878,618
 97,100 Financial Federal Corp.                                         3,309,168
151,200 Fresh Del Monte Produce, Inc.                                   4,511,808
 10,600 Gartner Group, Inc.                                               102,078
687,420 Graftech International, Ltd.                                    6,351,761
 13,200 HI/FN, Inc.                                                       109,164
 23,655 iShares Russell 2000 Value                                      4,477,892
126,800 Massey Energy Co.                                               5,525,944
 80,655 National Interstate Corp.                                       1,443,725
137,330 Odyssey Re Holdings Corp.                                       3,468,956
 41,300 Pegusus Systems, Inc.                                             492,296
 77,300 Provident Financial Services, Inc.                              1,377,486
313,700 Rent-Way, Inc.                                                  2,449,997
265,050 Rewards Network, Inc.                                           1,415,367
 89,300 School Specialty, Inc.                                          3,366,610
 36,290 Selective Insurance Group, Inc.                                 1,669,703
 65,930 Sunrise Senior Living, Inc.                                     3,125,082
 57,950 Universal Truckload Services, Inc.                              1,307,932
        Total                                                          48,107,020


        The accompanying notes are an integral part of these financial statements.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.